Cash and cash equivalents including restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents including restricted cash [Abstract]
Cash and Cash Equivalents Including Restricted Cash
	2025 US$’000	2024 US$’000
Cash at bank and on hand	103,609	195,271
Cash retained in the commercial pools	88,966	88,297
Restricted cash	10,000	13,542
	202,575	297,110
Less: Restricted cash	(10,000)	(13,542)
Cash and cash equivalents	192,575	283,568